SUBSEQUENT EVENTS - Schedule of Consideration Transferred To Acquired (Details) - Xtreme Solution Pte. Ltd. [Member] $ in Millions	Jun. 30, 2026 USD ($)	Jun. 24, 2026 USD ($)	Jun. 24, 2026 SGD ($)
SUBSEQUENT EVENTS - Schedule of Consideration Transferred To Acquired (Details) [Line Items]
Cash		$ 569,467
Consideration shares	$ 4,658,476	4,658,476	$ 4.5
Total consideration at fair value		$ 5,227,943